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	 			                  File No. 33-84546
                                 Filed Pursuant to Rule 497(e) under
                                          the Securities Act of 1933

                                                January 10, 2014


      		   PIONEER REAL ESTATE SHARES VCT PORTFOLIO

      SUPPLEMENT TO THE MAY 1, 2013 CLASS I AND CLASS II SHARES PROSPECTUSES,
	AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME

PORTFOLIO SUMMARY

The following replaces the information in the "Management" chart in the section entitled "Portfolio summary":

PORTFOLIO MANAGEMENT     Matthew A. Troxell, CFA managing director and senior
			 portfolio manager at AEW (portfolio manager of the portfolio since 2004); J. Hall Jones, Jr., CFA, director of AEW (portfolio manager of the portfolio since 2012);
			 and Roman Ranocha, CFA, director of AEW (portfolio manager of the portfolio since 2012)










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                                         (C)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC